Expense Example	Jul. 23, 2026 USD ($)
T-REX 2X LONG AKAM DAILY TARGET ETF | T-REX 2X LONG AKAM DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG CIEN DAILY TARGET ETF | T-REX 2X LONG CIEN DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG DOCN DAILY TARGET ETF | T-REX 2X LONG DOCN DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG FSLY DAILY TARGET ETF | T-REX 2X LONG FSLY DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG JBL DAILY TARGET ETF | T-REX 2X LONG JBL DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG TER DAILY TARGET ETF | T-REX 2X LONG TER DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG TSEM DAILY TARGET ETF | T-REX 2X LONG TSEM DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG VIAV DAILY TARGET ETF | T-REX 2X LONG VIAV DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG VSAT DAILY TARGET ETF | T-REX 2X LONG VSAT DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	$ 474